Loans and Allowance for Credit Losses - Reconciliation of Allowance for Credit Losses - Credit Cards (Detail) - Retail [member] - Credit cards [member] - CAD ($) $ in Millions	3 Months Ended		9 Months Ended
	Jul. 31, 2019	Jul. 31, 2018	Jul. 31, 2019	Jul. 31, 2018
Disclosure of credit risk exposure [line items]
Balance at beginning of period	$ 790	$ 694	$ 760	$ 693
Provision for credit losses
Originations	1	5	3	12
Maturities	(10)	(15)	(23)	(65)
Changes in risk, parameters and exposures	139	139	425	416
Write-offs	(167)	(151)	(478)	(448)
Recoveries	37	33	103	97
Exchange rate and other	(1)		(1)
Balance at end of period	789	705	789	705
Performing Stage one [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	166	199	161	251
Provision for credit losses
Transfers to Stage 1	116	153	344	597
Transfers to Stage 2	(19)	(21)	(58)	(102)
Transfers to Stage 3		(1)	(1)	(2)
Originations	1	4	3	10
Maturities	(2)	(3)	(4)	(10)
Changes in risk, parameters and exposures	(94)	(113)	(276)	(526)
Exchange rate and other	1	(1)		(1)
Balance at end of period	169	217	169	217
Performing Stage two [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	624	495	599	442
Provision for credit losses
Transfers to Stage 1	(116)	(153)	(344)	(597)
Transfers to Stage 2	19	21	58	102
Transfers to Stage 3	(88)	(53)	(251)	(145)
Originations		1		2
Maturities	(8)	(12)	(19)	(55)
Changes in risk, parameters and exposures	191	188	578	738
Exchange rate and other	(2)	1	(1)	1
Balance at end of period	620	488	620	488
Impaired Stage three [member]
Provision for credit losses
Transfers to Stage 3	88	54	252	147
Changes in risk, parameters and exposures	42	64	123	204
Write-offs	(167)	(151)	(478)	(448)
Recoveries	$ 37	$ 33	$ 103	$ 97